STOCKHOLDERS EQUITY - USD ($)	Total	Preferred Shares [Member]	Common Shares [Member]	Surplus (Deficit)
Balance, shares at Dec. 31, 2016		0	297,389,288
Balance, amount at Dec. 31, 2016	$ (53,935)	$ 0	$ 87,573	$ (53,935)
Triangular Merger, shares		39,839
Shares Issued - Restricted, shares			309,322,614
Shares Issued - Free, shares			121,000,000
Shares Issued - Free, amount	363,000		$ 363,000
Shares Issued - Reserve, shares			(157,791,417)
Triangular Merger, amount	53,935			53,935
Net Profit (Loss)	301,603			301,603
Balance, shares at Dec. 31, 2017		39,839	569,920,485
Balance, amount at Dec. 31, 2017	(1,828,766)	$ 400	$ 450,573	(2,279,739)
Net Profit (Loss)	242,634			242,634
Shares Issued, shares			215,444,227
Shares Issued, amount	2,718,467		$ 2,718,467
Shares Cancelled, amount	(2,323,469)
Shares Cancelled, shares			(216,000,000)
Balance, shares at Dec. 31, 2018		39,839	569,364,712
Balance, amount at Dec. 31, 2018	1,132,335	$ 400	$ 3,169,040	(2,037,105)
Net Profit (Loss)	(3,367,831)			(3,367,831)
Shares Issued, shares			131,471,672
Shares Issued, amount	826,800		$ 826,800
Additional Paid-In Capital	1,626,589			1,626,589
Balance, shares at Dec. 31, 2019		34,289	700,836,384
Balance, amount at Dec. 31, 2019	217,893	$ 400	$ 3,995,840	(3,778,347)
Net Profit (Loss)	(884,546)			(884,546)
Shares Issued, shares			79,000,000
Shares Issued, amount	189,816		$ 189,816
Balance, shares at Sep. 30, 2020		34,289	779,836,384
Balance, amount at Sep. 30, 2020	$ (476,837)	$ 400	$ 4,185,656	$ (4,662,893)